Goodwill and intangible assets	12 Months Ended
Mar. 31, 2011
Goodwill and intangible assets

9. Goodwill and intangible assets

Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2009
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2010
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2011
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	1,973	—	1,973
Impairment losses recognized	—	9,379	9,379
Balance at end of fiscal year	1,973	5,637	7,610

Gross amount of goodwill	27,688	39,559	67,247
Accumulated impairment losses	25,715	33,922	59,637

Goodwill in the Global Retail Group is entirely related to the MHIS operating segment. Due to an adverse change in the business climate during the fiscal year ended March 31, 2011, it was determined that the carrying amount of the segment exceeded its fair value, which was calculated based on the quoted market price of MHIS’s common stock, as of March 31, 2011, the date of the annual impairment test. Therefore, a goodwill impairment loss of ¥9,379 million was recognized in the Global Retail Group during the fiscal year ended March 31, 2011.

Goodwill acquired in the Global Corporate Group during the fiscal year ended March 31, 2011 is entirely related to the acquisition of Eurekahedge Pte, LTD.

Intangible assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2010 and 2011.

	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	3,193	70,756	73,949	8,347	65,602
Other	2,867	2,384	483	2,587	2,190	397

Total	76,816	5,577	71,239	76,536	10,537	65,999

Intangible assets not subject to amortization:
Total	9,755	—	9,755	9,768	—	9,768

Total	86,571	5,577	80,994	86,304	10,537	75,767

Note:	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 “Business combination” for further information.

For the fiscal years ended March 31, 2009, 2010, and 2011, the MHFG Group recognized ¥200 million, ¥3,917 million, and ¥5,292 million, respectively, of amortization expenses for intangible assets.

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2012	5,443
2013	5,572
2014	5,669
2015	5,331
2016	5,042